Additional disclosures - Preference Shares and Preferred Securities (Details) € in Millions, £ in Millions	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 23,820	€ 21,510	€ 19,902	€ 21,153
Subordinated liabilities | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		10,063	8,773	7,329
Preference Shares | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		345	404	413
Preferred Securities | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 9,717	€ 8,369	€ 6,916
Santander UK plc | Convertible Subordinated Issue
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 2,041